REPORTING ENTITY AND GOING CONCERN	12 Months Ended
Dec. 31, 2023
REPORTING ENTITY AND GOING CONCERN
REPORTING ENTITY AND GOING CONCERN

1. REPORTING ENTITY AND GOING CONCERN

Genoil Inc. (“Genoil”) was incorporated under the Canada Business Corporations Act in September 1996. The consolidated financial statements of Genoil Inc. comprise Genoil Inc. and its subsidiaries, Genoil USA Inc., Genoil Emirates LLC (“Emirates LLC”) and Two Hills Environmental Inc. (“Two Hills”) (collectively the “Company”). The Company is a technology development company focused on providing innovative solutions to the oil and gas industry through the use of proprietary technologies. The Company’s business activities are primarily directed to the development and commercialization of its hydro-conversion upgrader technology, which is designed to economically convert heavy crude oil into light synthetic crude. The Company is quoted on the OTC Markets under the symbol GNOLF. The Company’s registered address is care of Bennett Jones LLP, Suite 4500, 855 - 2nd Street SW, Calgary, Alberta.

These consolidated financial statements have been presented on a going concern basis. The Company reported net losses of $4,326,294, $3,644,275 and $2,610,076 for the years ended December 31, 2023, 2022 and 2021, respectively. The Company used funds in operating activities of $645,668, $465,092 and $421,664 for the years ended December 31, 2023, 2022 and 2021, respectively. The Company had a net working capital deficiency of $72,582, $11,007,083 and $9,062,350 at December 31, 2023, 2022 and 2021, respectively. The Company had a stockholders’ deficit of $135,320, $10,963,919 and $9,019,186 at December 31, 2023, 2022 and 2021, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on commercializing its technologies, achieving profitable operations and obtaining the necessary financing in order to develop these technologies further. The outcome of these matters cannot be predicted at this time. The Company will continue to review the prospects of raising additional debt and equity financing to support its operations until such time that its operations become self-sustaining, to fund its research and development activities and to ensure the realization of its assets and discharge of its liabilities. While the Company is expanding its best efforts to achieve the above plans, there is no assurance that any such activity will generate sufficient funds for future operations.

The Company is not expected to be profitable during the ensuing twelve months and therefore must rely on securing additional funds from either issuance of debt or equity financing for cash consideration. During the years ended December 31, 2023, 2022 and 2021, the Company received net proceeds of $651,088, $470,124 and $418,283, respectively, pursuant to financing activities.

Management, utilizing close personal relationships, has been successful in raising capital through periodic private placements of the Company’s common shares. Although these shares are subject to a “hold” period on the United States stock markets, the investors’ confidence in the undertakings of management, with respect to future positive market performance of the Company’s common stock, permits this avenue of financing to exist. External sources of debt financing are not available to the Company due to its precarious financial position.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and classification of liabilities that might be necessary should the Company be unable to continue its operations. Such adjustments could be material.

(a). Restatement of previously issued financial statements

The Company has restated the consolidated Financial Statements at December 31, 2022 and December 31, 2021 and for the years then ended (which were included in the Company’s December 31, 2022 Form 20-F filed with the SEC on May 2, 2023) in order to correct the amount of operating expenses previously recorded from January 1, 2021 to December 31, 2022.

Periodically the Company transfers money to Lifschultz Enterprise Company LLC (“LEC”), an affiliated entity controlled by David Lifschultz (Genoil chief executive officer). Some of the transfers are loans to LEC and some of the transfers are Genoil reimbursements of Genoil expenses paid by LEC. As previously reported, the Company erroneously reported all transfers in 2021 and 2022 as loans to LEC. As restated, the Company has reclassified those transfers which were Genoil reimbursements of Genoil expenses paid by LEC ($104,494 in 2021 and $66,636 in 2022).

The effect of the restatement adjustments on the Consolidated Balance Sheet at December 31, 2021 follows:

	As Previously Reported	Restatement Adjustment	As Restated
Due from related party	$220,336	$(104,494)	$115,842
Other current assets	8,581	-	8,581
Other Assets	43,164	-	43,164
Total assets	$272,081	$(104,494)	$167,587

Total liabilities	$9,186,773	$-	$9,186,773
Total stockholders' deficit	(8,914,692)	(104,494)	(9,019,186)
Total liabilities and stockholders' deficit	$272,081	$(104,494)	$167,587

The effect of the restatement adjustments on the Consolidated Balance Sheet at December 31, 2022 follows:

	As Previously Reported	Restatement Adjustment	As Restated
Due from related party	$273,248	$(171,130)	$102,118
Other current assets	9,431	-	9,431
Other Assets	43,164	-	43,164
Total assets	$325,843	$(171,130)	$154,713

Total liabilities	$11,118,632	$-	$11,118,632
Total stockholders' deficit	(10,792,789)	(171,130)	(10,963,919)
Total liabilities and stockholders' deficit	$325,843	$(171,130)	$154,713

The effect of the restatement adjustments on the Consolidated Statement of Operations for the year ended December 31, 2021 follows:

	As Previously Reported	Restatement Adjustment	As Restated
Operating expenses	$1,066,980	$104,494	$1,171,474
Finance expense	1,352,672	-	1,352,672
Net loss	$2,419,652	$104,494	$2,524,146
Net loss per share basic and diluted	$(0.00)	$(0.00)	$(0.00)

The effect of the restatement adjustments on the Consolidated Statement of Operations for the year ended December 31, 2022 follows:

	As Previously Reported	Restatement Adjustment	As Restated
Operating expenses	$1,649,041	$66,636	$1,715,677
Finance expense	1,927,818		1,927,818
Net loss	$3,576,859	$66,636	$3,643,495
Net loss per share basic and diluted	$(0.01)	$(0.00)	$(0.01)